UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	January 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.44%✧
Communication Services – 19.91%
Alphabet Class A †	1,880	$2,116,673
Alphabet Class C †	1,770	1,975,975
Cars.com †	28,689	783,497
Charter Communications Class A †	8,030	2,658,331
GCI Liberty Class A †	14,700	748,230
Liberty Global Class A †	87,250	2,128,900
Liberty Global Class C †	170,140	4,008,498
Liberty Media-Liberty Formula One Class C †	4,071	127,707
Liberty TripAdvisor Holdings Class A †	425,444	7,087,897
New York Times Class A	701,778	18,042,712
Scout24 144A #	20,771	974,278
Take-Two Interactive Software †	85,981	9,075,295
TripAdvisor †	134,142	7,697,068
Yelp †	32,800	1,194,576
		58,619,637
Consumer Discretionary – 10.51%
Arco Platform Class A †	21,814	551,458
Dollar General	82,085	9,475,072
Dollar Tree †	92,890	8,994,539
Dunkin’ Brands Group	24,479	1,674,119
Hasbro	88,997	8,059,568
Lowe’s	3,733	358,965
Stitch Fix Class A †	60,522	1,358,719
Wyndham Hotels & Resorts	9,457	464,244
		30,936,684
Consumer Staples – 0.42%
Constellation Brands Class A	7,091	1,231,423
		1,231,423
Energy – 0.93%
Centennial Resource Development Class A †	103,525	1,363,424
Kinder Morgan	76,647	1,387,311
		2,750,735
Financials – 10.29%
Affiliated Managers Group	4,073	427,461
Charles Schwab	170,613	7,979,570
CME Group	39,948	7,281,721
Intercontinental Exchange	43,825	3,364,007
KKR & Co. Class A	412,465	9,259,839
LendingTree †	6,697	1,984,589
		30,297,187
Healthcare – 14.07%
ABIOMED †	5,592	1,963,183

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Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Healthcare (continued)
AMAG Pharmaceuticals †	88,453	$1,447,976
Biogen †	32,509	10,850,854
Evolent Health Class A †	40,035	707,819
Haemonetics †	12,482	1,234,595
HealthEquity †	4,259	265,506
Illumina †	12,212	3,416,795
IQVIA Holdings †	83,997	10,836,453
Portola Pharmaceuticals †	114,580	3,105,118
UnitedHealth Group	28,136	7,602,347
		41,430,646
Industrials – 7.59%
Airbus	8,451	969,430
Boeing	22,323	8,608,195
Deere	2,217	363,588
Expeditors International of Washington	40,010	2,772,693
Experian	32,324	810,615
FedEx	23,244	4,127,437
IHS Markit †	33,293	1,728,573
Safran	22,714	2,976,822
		22,357,353
Real Estate – 2.84%
Crown Castle International	17,027	1,993,181
Equity Commonwealth	86,403	2,796,001
Redfin †	199,232	3,564,260
		8,353,442
Technology – 31.88%
Alibaba Group Holding ADR †	8,821	1,486,250
Amadeus IT Group	4,781	347,384
Applied Materials	228,696	8,937,440
Arista Networks †	17,464	3,750,918
ASML Holding	3,380	592,770
Autodesk †	62,937	9,264,326
Coupa Software †	16,451	1,430,579
IPG Photonics †	3,648	485,184
j2 Global	42,249	3,175,435
LiveRamp Holdings †	441,490	19,178,326
Logitech International	25,448	927,638
Mastercard Class A	27,760	5,860,969
Microsoft	199,918	20,877,437
Paycom Software †	3,649	540,928
PayPal Holdings †	56,698	5,032,514

2     NQ-316 [1/19] 3/19 (764850)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Samsung Electronics	16,210	$672,351
Samsung Electronics GDR	1,018	1,047,522
Varonis Systems †	44,737	2,643,062
Visa Class A	40,512	5,469,525
Wix.com †	19,631	2,146,650
		93,867,208
Total Common Stock (cost $262,263,888)		289,844,315

	Principal amount°
Short-Term Investments – 1.71%
Discount Note – 0.47%≠
Federal Home Loan Bank 0.00% 2/1/19	1,387,725	1,387,725
		1,387,725
Repurchase Agreements – 1.24%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $440,579 (collateralized by US
government obligations 2.125%
12/31/22; market value $449,359)	440,547	440,547
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $1,211,587 (collateralized by US
government obligations 0.00%-4.375%
3/28/19-2/15/48; market value $1,235,736)	1,211,506	1,211,506
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $1,986,451 (collateralized by US
government obligations 0.00%-4.375%
3/7/19-8/15/47; market value $2,026,036)	1,986,310	1,986,310
		3,638,363
Total Short-Term Investments (cost $5,026,088)		5,026,088

Total Value of Securities – 100.15%
(cost $267,289,976)		294,870,403

Liabilities Net of Receivables and Other Assets – (0.15%)		(438,180)
Net Assets Applicable to 9,696,766 Shares Outstanding – 100.00%		$294,432,223

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $974,278, which represents 0.33% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

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Schedule of investments
Delaware Select Growth Fund (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
USD – US Dollar

See accompanying notes.

4     NQ-316 [1/19] 3/19 (764850)

Notes
Delaware Select Growth Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year ended, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

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(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Communication Services	$58,619,637	$—	$58,619,637
Consumer Discretionary	30,936,684	—	30,936,684
Consumer Staples	1,231,423	—	1,231,423
Energy	2,750,735	—	2,750,735
Financials	30,297,187	—	30,297,187
Healthcare	41,430,646	—	41,430,646
Industrials	22,357,353	—	22,357,353
Real Estate	8,353,442	—	8,353,442
Technology	92,819,686	1,047,522	93,867,208
Short-Term Investments	—	5,026,088	5,026,088
Total Value of Securities	$288,796,793	$6,073,610	$294,870,403

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(Unaudited)

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: